Guarantees and purchase obligations - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TRY (₺)	Nov. 30, 2022 USD ($)
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments	₺ 5,059,847		₺ 6,471,418
Purchase commitments settlement term	4 years
Guarantees	₺ 17,891,113		16,187,804
Receivables from reverse repo	0		₺ 6,103,453
BeST
Disclosure of guarantees and purchase obligations [line items]
Investment commitment	2,943,820	$ 100,000		$ 100,000
Remaining investment commitment	₺ 2,748,824	$ 93,376